Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements	Algonquin Power & Utilities Corp. (“AQN” or the “Company”) is an incorporated entity under the Canada Business Corporations Act. AQN’s operations are organized across two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The Regulated Services Group primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile; the Renewable Energy Group primarily owns and operates, or has investments in, a diversified portfolio of non-regulated renewable and thermal energy generation assets.